Vessels and other equipment (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Depreciation	$ 20,987	$ 20,975
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	55,071	34,084
Property, Plant and Equipment, Gross	713,382	713,125	$ 355,700
Equipment [Member]
Depreciation	159	79	$ 65
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	372	213
Property, Plant and Equipment, Gross	$ 817	$ 817